Brandon J. Cage
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-6952 Facsimile
Brandon.Cage@PacificLife.com
July 20, 2011
VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Select Variable Annuity Individual Flexible Premium Deferred Variable Annuity
(File No. 033-32704) funded by Pacific Select Variable Annuity Separate Account (File
Number 811-05980) of Pacific Life Insurance Company
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Variable Annuity Separate Account (“Separate Account”) of Pacific Life, that the form of the prospectus supplement for Pacific Select Variable Annuity dated July 18, 2011, that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 53 on Form N-4 which was filed electronically with the commission on July 18, 2011.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage